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                            Deutsche Asset Management

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Mutual Fund

Semi-Annual Report

                                                               February 28, 2002

                                                         Class A, B and C Shares

Top 50 US Fund

                                 GRAPHIC OMITTED
                                 A Member of the
                               Deutsche Bank Group

Top 50 US Fund
--------------------------------------------------------------------------------
TABLE OF CONTENTS

              LETTER TO SHAREHOLDERS ........................................  3
              PERFORMANCE COMPARISON ........................................  6
              ADDITIONAL PERFORMANCE INFORMATION ............................  7

              TOP 50 US FUND
                 Statement of Assets and Liabilities ........................  8
                 Statement of Operations ....................................  9
                 Statements of Changes in Net Assets ........................ 10
                 Financial Highlights ....................................... 11
                 Notes to Financial Statements .............................. 14

              TOP 50 US PORTFOLIO
                 Schedule of Portfolio Investments .......................... 16
                 Statement of Assets and Liabilities ........................ 17
                 Statement of Operations .................................... 18
                 Statements of Changes in Net Assets ........................ 19
                 Financial Highlights ....................................... 20
                 Notes to Financial Statements .............................. 21


                  --------------------------------------------
   The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank AG. The Fund is subject to investment risks, including possible loss of principal amount invested.
                  --------------------------------------------

--------------------------------------------------------------------------------

Top 50 US Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

TOP 50 US FUND

FUND PERFORMANCE

For the semi-annual period, the Fund underperformed its benchmark, the S&P 500 Index. The Fund's Class A Shares produced a return of -7.63% (excluding sales charges) for the six months ended February 28, 2002, as compared to -1.69% for the S&P 500 Index. The Fund's Class B and Class C Shares produced semi-annual returns of -8.01% and -7.99% (excluding sales charges), respectively. The Lipper Large Cap Growth Funds Average returned -4.20% for the semi-annual period.

The Fund's performance was primarily due to overweightings in the Technology and Utility sectors and to stock selection within those sectors. Within the Technology sector, the Portfolio's holdings in the optical and storage industries were hit especially hard, as concerns about poorer than expected third quarter corporate earnings reports began to mount. JDS Uniphase, Juniper Networks, EMC and Veritas Software each had declines of 50% or more during the third calendar quarter. Technology companies in general are highly dependent on the last two to three weeks in September to achieve budgeted sales targets after the slower summer months. These goals were foiled during this semi-annual period by the unexpected terrorist attacks that shocked the nation--and the world. These tragic events also pushed out further the anticipated rebound in corporate earnings growth, which is now expected by mid-year 2002. In the Utility sector, one of the Fund's holdings was Enron Corp., which we sold at $9.88 per share, close to the buyout offer presented by Dynergy Corp. The resignation of Enron's Chief Financial Officer and the subsequent fast and unforeseen deterioration in Enron's stock price triggered multiple investigations into the company's accounting practices and resulted in several credit agency downgrades of Enron bonds. While Enron's woes certainly impacted the Fund, we prudently sold well before this chain of events forced the company to file for Chapter 11 bankruptcy and its stock price collapsed completely.

The Fund also maintained concentrations in more defensive areas of the market, such as Health Care, Consumer Discretionary and Financial Services, but the outperformance of these sectors was not sufficient to offset the Technology and Utility sell-off during the semi-annual period. Also to the benefit of the Fund, we had previously eliminated the Fund's exposure to the Telecommunications sector, which underperformed during the six-month period.

Our strategy remained centered on selecting the most competitive and highest quality companies in our investment universe. Thus, during the semi-annual period, we re-focused the Fund's Technology holdings on fewer leadership names. We sold Sanmina and Jupiter to generate proceeds for additions to select existing positions, such as EMC and Veritas Software. We also established Fund positions in IBM, Altera Corp. and Linear Technologies. In our view, these leadership companies will be the primary beneficiaries at the first sign of an economic rebound.

In anticipation of that economic turnaround, we also strengthened the Fund's holdings in the Consumer sectors by adding to existing positions in companies such as Home Depot, Viacom and CostCo. We also introduced two new names to the Portfolio--PepsiCo and Harley Davidson. In our view, PepsiCo's acquisition of Quaker Oats in the summer of 2001 fits well with its existing strong product line, including Gatorade and Tropicana, as the company penetrates global markets. The Frito-Lay snack business, which accounts for the lion's portion of PepsiCo's sales and profits, continues to gain market share. We believe that Harley Davidson is in the enviable position to enjoy pricing power--even in a tough economic environment--as demand continues to outstrip supply. The company is also moving into custom-built motorcycles at higher profit margins. We sold the Fund's positions in CVS and Safeway in the Consumer sectors. CVS appears to be losing its competitive advantage in the pharmacy business and has been unable to recapture sales lost due to a pharmacist shortage over the summer. Our concerns also centered on management's credibility after earnings guidance had to be revised downward twice. Safeway was sold for what we believed to be greater buying opportunities elsewhere.

In Health Care, we reduced the Fund's holdings in Bristol-Myers Squibb and Johnson & Johnson. The sales proceeds were directed to increasing the Fund's position in Amgen and to two new positions, Abbott Laboratories

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                                        3

Top 50 US Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

and Cardinal Health. Amgen has been successful in obtaining Food and Drug Administration (FDA) approval for several key products, including Aranesp for anemia, Kineret for rheumatoid arthritis and Neulasta for neutropenia in oncology. Abbott's acquisition of Knoll brings a promising new rheumatoid arthritis product to the Abbott portfolio. Cardinal Health has a solid track record of delivering earnings growth, and we expect margins to expand due to increasing economies of scale.

We added General Dynamics and Lockheed Martin of the Industrials sector to the Fund. We expect both companies to benefit from rising defense spending in the US government's effort to fight the war against terrorism. General Dynamics is a leading defense contractor with major strengths in marine and combat systems. Lockheed Martin's strengths are concentrated in space and missile systems, where the F-22 bomber has just gone into production. On the other hand, we sold the Fund's holdings in Tyco International, also of the Industrials sector, as new accusations arose in regard to the company's accounting practices. We believe that it will be difficult in the current environment for Tyco's management to execute major acquisitions integral to the company's current growth strategy.

In the Financial Services sector, we sold the Fund's holdings in JP Morgan Chase over concerns of its large risk exposures to the bankruptcy wakes of Enron, Kmart and Argentina.

INVESTMENT ENVIRONMENT
AS WE HEADED INTO THE FUND'S NEW FISCAL YEAR, US ECONOMIC DATA WAS ON THE VERGE OF IMPROVEMENT, WHEN THE EQUITY MARKETS SUFFERED A SEVERE BUT SHORT-LIVED SETBACK IN THE AFTERMATH OF THE SEPTEMBER 11TH TERRORIST ATTACKS ON THE HOMELAND. The Federal Reserve Board responded to the attacks with a rapid succession of further interest rate reductions in an effort to ensure that the fragile economy not be derailed completely. S&P 500 Index earnings estimates were adjusted down. Within weeks, the US equity markets staged a dramatic recovery. The vigilant stance by the Federal Reserve Board of another 1.25% cut in short-term interest rates to 1.75%, combined with early signs of a stabilizing economy, lent support to a strengthening stock market during the ensuing months. Despite near-term corporate earnings reductions, expectations of a global economic rebound and a resumption of corporate earnings growth in 2002 gave cyclical stocks in particular the necessary fuel to charge ahead. Technology stocks, which had led the equity market recovery into the end of 2001, began to retreat again in the New Year, however, valuations appeared stretched and the expected upside earnings guidance did not yet materialize. For the semi-annual period overall, the Technology sector lost 5.6%, as measured by the S&P Technology Index. The Technology-laden NASDAQ Composite Index, which advanced by 15% in the fourth calendar quarter, gave almost all of that gain back in the first two months of 2002.

FISCAL AND MONETARY ACTION TOGETHER ACTED AS A POWERFUL STIMULUS FOR THE AMERICAN CONSUMER, WHO ACCOUNTS FOR OVER 70% OF THE US GROSS DOMESTIC PRODUCT. DURING THE ENDING MONTHS OF 2001, CONSUMER SPENDING WAS PROPELLED BY A COMBINATION OF PATRIOTISM, AUTO INCENTIVES, RETAIL DISCOUNTING AND LIQUIDITY FROM REFINANCED MORTGAGES. In anticipation of an economic rebound in 2002, the Consumer Discretionary and Consumer Staples sectors, as well as Health Care and Materials stocks, shone in the plus column during the semi-annual period ended February 28, 2002. After the initial consumer pull-back following the September 11th attacks, the American consumer returned to strong spending patterns in the months before Christmas, pushing up consumer spending in the fourth calendar quarter. Perpetually price-conscious consumers kept reaching for bargains. Stocks such as Costco, Wal-Mart and Home Depot were well positioned in this environment and continued to count among the top performers among the Fund's Consumer Discretionary holdings during the six month period.

ALL OTHER S&P 500 INDEX SECTORS HAD NEGATIVE RETURNS DURING THE SEMI-ANNUAL PERIOD. The S&P 500 Index Utility companies were the weakest performers with a loss of 21.16%, as measured by the S&P Utilities Index. Utilities were impacted most by the bankruptcy filing of its largest constituent, Enron Corp. Volatility within the US equity markets remained high, and large capitalization stocks underperformed both their mid-cap and small-cap peers.

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                                        4

Top 50 US Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

TEN LARGESTSTOCK HOLDINGS
As of February 28, 2002
(percentages are based on total net assets of the Portfolio)
------------------------------------------------------------
Microsoft Corp. ......................  4.01%
General Electric Co. .................  3.96%
Pfizer, Inc. .........................  3.85%
Citigroup, Inc. ......................  3.76%
Home Depot, Inc. .....................  3.33%
Comcast Corp. ........................  3.21%
Johnson & Johnson ....................  3.17%
Exxon Mobil Corp. ....................  3.14%
Wal-Mart Stores, Inc. ................  2.99%
Pharmacia Corp. ......................  2.82%

LOOKING AHEAD

As the US economic recovery appears to take hold, we expect corporate earnings growth for the year 2002 to re-accelerate to a moderate 10% to 12% range, with price/earnings ratios to remain range-bound around current levels. We anticipate one more challenging quarter this spring and then believe we may see improved corporate earnings growth by mid-year following a severe and prolonged downturn in demand from the corporate sector. In the interim, Technology companies have slashed inventories, reduced capacity and cut back on employment in a meaningful way. At the same time, apart from near-term rebuilding of inventories, it remains unclear at this point whether enough pent-up demand has been created to lead to a sustainable path of economic growth. On the consumer side, a relatively low unemployment rate as well as prospects of lower tax rates in the years ahead have provided the necessary impetus to keep consumer spending at relatively sound levels.

We believe that once the clouds of corporate earnings quality, stirred up by the Enron fallout, dissipate, some of the nearly $2.3 trillion sitting in low yielding money market mutual funds are likely to move into equities. That said, we also believe that equity market volatility could remain high, as investors scrutinize the release of corporate financial data more than ever in an effort to avoid another Enron situation. Better news on the US economy may also represent headwinds for interest rates, as we anticipate that short-term interest rates are likely to be higher by year end. While that shift in direction may create more difficult circumstances for fixed income investors, the equity markets may be better positioned to offset this pressure on price/earnings ratios with re-accelerating corporate earnings growth.

Given this outlook, we intend to keep the Fund overweight in the Technology, Health Care and Financial Services sectors, which continue to be driven by solid long-term fundamentals, demographic trends and a historically low interest rate environment. In the short term, however, we may reduce the Fund's large overweight in Health Care and add to its slim overweight in Technology in anticipation of strong earnings growth ahead. Re-accelerating growth in corporate profits favors cyclical companies at the expense of those exhibiting a steadier stream of profit growth. Within the Technology sector, we remain positive on the storage industry, especially networked storage. Within the Consumer Discretionary sector, we remain constructive about media companies. We expect both industries to benefit from renewed economic activity that should support their long-term secular growth trends. Despite the setbacks over the last twelve to eighteen months, we believe that the Technology, communication-infrastructure and media-centric names in the Fund's investment universe may once again return to dynamic growth driven by the relentless demand for bandwidth from voice, data and video streaming applications.

We believe the Fund's focused investment strategy positions the Portfolio well to pursue its objective of seeking a high level of capital appreciation, and as a secondary objective, reasonable dividend income.

Sincerely,

/s/ OWEN B. FITZPATRICK

/s/ LEO GROHOWSKI
Owen B. Fitzpatrick
Leo Grohowski
on behalf of the Portfolio Management Team
February 28, 2002

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                                        5

Top 50 US Fund
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PERFORMANCE COMPARISON(1)

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPIC AS FOLLOWS:

                 Top 50 US -        S&P 500 Index   Lipper Large Cap
               Class A Shares                       Growth Funds Average
10/2/97              $10000           $10000           $10000
10/31/97               9584             9666             9635
11/30/97               9976            10114             9822
12/31/97              10176            10287             9917
1/31/98               10344            10402            10058
2/28/98               11152            11152            10858
3/31/98               11616            11723            11373
4/30/98               11704            11841            11560
5/31/98               11408            11637            11259
6/30/98               12024            12110            11969
7/31/98               11936            11980            11881
8/31/98               10096            10250             9911
9/30/98               10696            10904            10646
10/31/98              11456            11792            11311
11/30/98              12408            12508            12122
12/31/98              13624            13228            13481
1/31/99               13944            13781            14419
2/28/99               13440            13352            13824
3/31/99               14168            13887            14693
4/30/99               14192            14424            14737
5/31/99               13864            14084            14243
6/30/99               14880            14865            15270
7/31/99               14384            14401            14796
8/31/99               14312            14331            14830
9/30/99               14024            13938            14762
10/31/99              15016            14820            15823
11/30/99              15544            15124            16812
12/31/99              17440            16012            19074
1/31/00               16616            15208            18364
2/29/00               16784            14921            19978
3/31/00               17768            16380            20863
4/30/00               16728            15887            19483
5/31/00               15864            15561            18236
6/30/00               16872            15946            19649
7/31/00               16720            15697            19236
8/31/00               17872            16672            20969
9/30/00               16768            15791            19500
10/31/00              16384            15725            18382
11/30/00              14488            14482            15839
12/31/00              14560            14553            15857
1/31/01               15160            15069            16286
2/28/01               13000            13695            13846
3/31/01               11680            12827            12207
4/30/01               12736            13824            13433
5/31/01               12528            13917            13342
6/30/01               11896            13578            12955
7/31/01               11512            13444            12482
8/31/01               10592            12603            11497
9/30/01                9592            11584            10365
10/31/01               9856            11806            10763
11/30/01              10712            12710            11840
12/31/01              10608            12825            11943
1/31/02               10200            12633            11659
2/28/02                9784            12390            11127


                                                         CUMULATIVE TOTAL RETURNS     AVERAGE ANNUAL TOTALRETURNS
   Periods Ended                          6 Months     1 Year    3 Years       Since    1 Year   3 Years         Since
   February 28, 2002                                                    Inception(2)                      Inception(2)
--------------------------------------------------------------------------------------------------------------------------
 Top 50 US Fund
   Class A Shares                          (7.63)%   (24.74)%   (27.20)%     (2.16)%     (24.74)%  (10.04)%    (0.49)%
   Class B Shares                          (8.01)%   (25.29)%   (28.93)%    (17.28)%     (25.29)%  (10.76)%    (4.69)%
   Class C Shares                          (7.99)%   (25.28)%   (29.26)%     (9.68)%     (25.28)%  (10.90)%    (2.87)%
--------------------------------------------------------------------------------------------------------------------------
 S&P 500 Index(3)                          (1.69)%    (9.53)%    (7.20)%     23.90%       (9.53)%   (2.46)%     4.97%
--------------------------------------------------------------------------------------------------------------------------
 Lipper Large Cap Growth Funds Average(4)  (4.20)%   (18.29)%   (17.75)%     11.27%      (18.29)%   (6.58)%     2.11%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN
  SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions and excludes the impact of any sales charges. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance figures for the classes differ because each class maintains a distinct sales charge and expense structure. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived.
2 The Fund's inception dates are: Class A Shares: October 2, 1997, Class B
  Shares: March 18, 1998, Class C Shares: September 2, 1998. Benchmark returns are for comparative purposes relative to Class A Shares and are for the period beginning September 30, 1997.
3 The S&P 500 Index is an unmanaged index that measures the performance of 500 large US companies. Benchmark returns do not reflect expenses that have been deducted from the Fund's returns.
4 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated. These figures do not reflect sales charges.

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                                        6
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Top 50 US Fund
--------------------------------------------------------------------------------
ADDITIONAL PERFORMANCE INFORMATION

The Shareholder Letter included in this report contains statistics designed to help you evaluate the performance of your Fund's management. To further assist in this evaluation, the Securities and Exchange Commission (SEC) requires that we include the total return of each class, according to a standardized formula, for various time periods through the end of the most recent fiscal quarter.

The SEC standardized total return figures include the impact of the 5.50% maximum initial sales charge for Class A Shares and the contingent deferred sales charge applicable to the specified time periods for the Class B Shares and Class C Shares. The contingent deferred sales charge for Class B Shares declines over time from a maximum of 5.00% to 0.00% after six years. The contingent deferred sales charge for Class C Shares is 1.00% for shares redeemed within one year of purchase. Returns would be higher for Class A Shares investors who qualified for a lower initial sales charge or for Class B or Class C Shares investors who continued to hold their shares past the end of the specified time period.

The SEC total return figures may differ from total return figures in the Shareholder Letter and Performance Comparison sections because the SEC figures include the impact of sales charges while the total return figures in the other sections do not. These figures include the reinvestment of dividend and capital gain distributions.

                                            AVERAGE ANNUAL TOTAL RETURNS (1)
   Periods Ended                              1 Year       3 Years         Since
   February 28, 2002                                               Inception (2)
--------------------------------------------------------------------------------
 Top 50 US Fund
   Class A Shares                           (28.88)%      (11.72)%     (1.76)%
   Class B Shares                           (29.02)%      (11.66)%     (5.42)%
   Class C Shares                           (26.03)%      (10.90)%     (2.87)%

--------------------------------------------------------------------------------

1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN
  SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance figures for the classes differ because each class maintains a distinct sales charge and expense structure. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived.

2 The Fund's inception dates are: Class A Shares: October 2, 1997, Class B
  Shares: March 18, 1998, Class C Shares: September 2, 1998.

See Notes to Financial Statements.

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                                        7
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--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

                                                               FEBRUARY 28, 2002
--------------------------------------------------------------------------------
ASSETS
   Investment in Top 50 US portfolio, at value(1) ................  $18,872,471
   Receivable from Advisor for expense reimbursement, net ........       24,217
   Receivable for capital shares sold ............................      971,286
   Receivable from portfolio for withdrawals .....................        1,308
   Deferred organization costs ...................................        1,929
                                                                    -----------
Total assets .....................................................   19,871,211
                                                                    -----------
LIABILITIES
   Payable for capital shares redeemed ...........................       91,613
   Payable to portfolio for contributions ........................      241,000
   Transfer agent fees payable ...................................       17,524
   Distribution and service fees payable .........................        5,564
   Accounting fees payable .......................................        1,665
   Administration fees payable ...................................       12,406
   Other accrued expenses ........................................       34,867
                                                                    -----------
Total liabilities ................................................      404,639
                                                                    -----------
NET ASSETS .......................................................  $19,466,572
                                                                    ===========
COMPOSITION OF NET ASSETS
   Paid-in capital ...............................................  $28,795,890
   Accumulated expenses in excess of income ......................      (29,047)
   Accumulated net realized loss on investments ..................   (5,342,185)
   Net unrealized depreciation on investments ....................   (3,958,086)
                                                                    -----------
NET ASSETS .......................................................  $19,466,572
                                                                    ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (net assets divided by shares outstanding)
   Class A Shares(1) .............................................     $  12.23
                                                                    ===========
   Class B Shares(2) .............................................     $  10.34
                                                                    ===========
   Class C Shares(3) .............................................     $  11.29
                                                                    ===========

--------------------------------------------------------------------------------
1 Net asset value and redemption price per share (based on net assets of $16,273,643 and 1,330,697 shares outstanding). Maximum offering price per share was $12.94 ($12.23/0.945). Maximum offering price per share reflects the effect of the 5.50% front-end sales charge.
2 Net asset value and offering price per share (based on net assets of $2,818,788 and 272,547 shares outstanding). Redemption price per share is $9.82 following a 5.00% maximum contingent deferred sales charge.
3 Net asset value and offering price per share (based on net assets of $374,141 and 33,130 shares outstanding). Redemption price per share is $11.18 following a 1.00% maximum contingent deferred sales charge.

See Notes to Financial Statements.

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                                        8
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--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS (Unaudited)

                                                                     FOR THE SIX
                                                                    MONTHS ENDED
                                                               FEBRUARY 28, 2002
--------------------------------------------------------------------------------
INVESTMENT INCOME AND EXPENSES ALLOCATED FROM THE PORTFOLIO
   Dividend income ............................................        $ 91,350
   Interest income ............................................           4,287
                                                                    ------------
   Total income ...............................................          95,637
   Expenses ...................................................        (151,225)
                                                                    ------------
   Expenses in excess of income allocated from the Portfolio ..         (55,588)
                                                                    ------------
EXPENSES
   Administration fees ........................................          37,192
   Transfer agent fees ........................................          27,121
   Printing and shareholder reports ...........................          17,442
   Registration fees ..........................................          13,141
   Professional fees ..........................................          10,559
   Accounting fees ............................................          10,116
   Amortization of organization costs .........................           1,091
   Directors fees .............................................             223
   Distribution fees:
     Class A Shares ...........................................          18,989
     Class B Shares ...........................................          13,178
     Class C Shares ...........................................           1,559
   Service fees:
     Class B Shares ...........................................           4,393
     Class C Shares ...........................................             520
   Miscellaneous ..............................................           2,480
                                                                    ------------
     Total expenses ...........................................         158,004
   Less: fee waivers and/or expense reimbursements ............        (184.545)
                                                                    ------------
   Net expenses ...............................................         (26,541)
                                                                    ------------
EXPENSES IN EXCESS OF INCOME ..................................         (29,047)
                                                                    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized loss from investment transactions .............      (2,703,472)
   Net change in unrealized appreciation/depreciation
    on investments ............................................       1,197,383
                                                                    ------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS ...............      (1,506,089)
                                                                    ------------
NET DECREASE IN NET ASSETS FROM OPERATIONS ....................     $(1,535,136)
                                                                    ============

See Notes to Financial Statements.

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                                        9
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--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                   FOR THE SIX            FOR THE
                                                                  MONTHS ENDED         YEAR ENDED
                                                             FEB. 28, 2002 (1)      AUG. 31, 2001
--------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
   Expenses in excess of income ................................   $   (29,047)       $   (96,616)
   Net realized loss on investment transactions ................    (2,703,472)        (2,344,334)
   Net change in unrealized appreciation/depreciation
     on investments ............................................     1,197,383         (7,991,186)
                                                                   ------------      -------------
   Net decrease in net assets from operations ..................    (1,535,136)       (10,432,136)
                                                                   ------------      -------------
 CAPITAL SHARE TRANSACTIONS
   Net proceeds from sales of shares ...........................     4,534,585         21,529,088
   Net dividend reinvestments ..................................            --                 --
   Net cost of shares redeemed .................................    (4,224,174)        (6,045,115)
                                                                   ------------      -------------
   Net increase in net assets from capital
     share transactions ........................................       310,411         15,483,973
                                                                   ------------      -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ........................    (1,224,725)         5,051,837
NET ASSETS
   Beginning of period .........................................    20,691,297         15,639,460
                                                                   ------------      -------------
   End of period (includes accumulated expenses
     in excess of income of $(29,047) and $0 respectively) .....   $19,466,572       $ 20,691,297
                                                                   ============      =============

--------------------------------------------------------------------------------------------------

1 Unaudited.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

Top 50 US Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

 TOP 50 US FUND--                                                                                     FOR THE PERIOD
 CLASS A SHARES                      FOR THE SIX                                                    OCT. 2, 1997 (2)
                                    MONTHS ENDED                                                             THROUGH
                                    FEBRUARY 28,                     FOR THE YEARS ENDED AUGUST 31,       AUGUST 31,
                                        2002 (1)              2001             2000            1999             1998
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE,
   BEGINNING OF PERIOD ...................  $13.24          $22.34           $17.89          $12.62          $12.50
                                            ------          ------           ------          ------          ------
INCOME FROM INVESTMENT
   OPERATIONS
   Expenses in excess of income ..........   (0.01)          (0.03)           (0.10)          (0.08)          (0.03)
   Net realized and unrealized gain
     (loss) on investments ...............   (1.00)          (9.07)            4.55            5.35            0.15
                                            ------          ------           ------          ------          ------
 Total from investment operations ........   (1.01)          (9.10)            4.45            5.27            0.12
                                            ------          ------           ------          ------          ------
NET ASSET VALUE, END OF PERIOD ...........  $12.23          $13.24           $22.34          $17.89          $12.62
                                            ======          ======           ======          ======          ======
TOTAL INVESTMENT RETURN(3) ...............   (7.63)%        (40.73)%          24.87%          41.76%           0.96%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted) ...................... $16,274         $16,027          $10,784          $3,370          $2,056
   Ratios to average net assets:
     Expenses in excess
        of income ........................   (0.15)%(4)      (0.25)%          (0.65)%         (0.52)%         (0.44)%(4)
     Expenses after waivers and/or
        reimbursements, including
        expenses of the Top 50 US
        Portfolio ........................    1.15%(4)        1.15%            1.31%           1.50%           1.50%(4)
     Expenses before waivers and/or
        reimbursements, including
        expenses of the Top 50 US
        Portfolio ........................    3.09%(4)        3.09%            4.81%           5.71%          11.58%(4)
-------------------------------------------------------------------------------------------------------------------------

1 Unaudited.
2 Commencement of operations.
3 Total return would have been lower had certain expenses not been reimbursed by the Advisor. Total return excludes the effect of sales charges.
4 Annualized.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

Top 50 US Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

 TOP 50 US FUND--                                                                                      FOR THE PERIOD
 CLASS B SHARES                      FOR THE SIX                                                    MARCH 18, 1998(2)
                                    MONTHS ENDED                                                              THROUGH
                                    FEBRUARY 28,                  FOR THE YEARS ENDED AUGUST 31,           AUGUST 31,
                                         2002(1)            2001            2000            1999                 1998
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE,
   BEGINNING OF PERIOD ...............  $11.24            $19.11           $15.44          $10.96          $12.50
                                        ------            ------           ------          ------          ------
INCOME FROM INVESTMENT
   OPERATIONS
   Expenses in excess of income ......   (0.06)            (0.15)           (0.18)          (0.12)          (0.06)
   Net realized and unrealized gain
     (loss) on investments ...........   (0.84)            (7.72)            3.85            4.60           (1.48)
                                        ------            ------           ------          ------          ------
Total from investment operations .....   (0.90)            (7.87)            3.67            4.48           (1.54)
                                        ------            ------           ------          ------          ------
NET ASSET VALUE, END OF PERIOD .......  $10.34            $11.24           $19.11          $15.44          $10.96
                                        ======            ======           ======          ======          ======
TOTAL INVESTMENT RETURN(3) ...........   (8.01)%          (41.21)%          23.77%          40.88%         (12.32)%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted) ..................  $2,819            $4,178           $4,576          $2,764            $436
   Ratios to average net assets:
     Expenses in excess of income ....   (0.92)%(4)        (1.01)%          (1.42)%         (1.30)%         (1.35)%(4)
     Expenses after waivers and/or
        reimbursements, including
        expenses of the Top 50 US
        Portfolio ....................    1.90%(4)          1.90%            2.09%           2.25%           2.25%(4)
     Expenses before waivers and/or
        reimbursements, including
        expenses of the Top 50 US
        Portfolio ....................    3.84%(4)          3.83%            5.55%           6.83%          12.33%(4)
-------------------------------------------------------------------------------------------------------------------------

1 Unaudited.
2 Commencement of operations.
3 Total return would have been lower had certain expenses not been reimbursed by the Advisor. Total return excludes the effect of sales charges.
4 Annualized.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

Top 50 US Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

 TOP 50 US FUND--                                                                                FOR THE PERIOD
 CLASS C SHARES                                   FOR THE SIX                                     SEPT. 2, 1998(2)
                                                 MONTHS ENDED                                           THROUGH
                                                 FEBRUARY 28,      FOR THE YEARS ENDED AUGUST 31,     AUGUST 31,
                                                      2002(1)          2001            2000                1999
--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD ................  $12.27          $20.86          $ 16.83         $ 12.50
                                                       ------          ------          -------         -------
INCOME FROM INVESTMENT OPERATIONS
   Expenses in excess of income .....................   (0.06)          (0.16)           (0.17)          (0.09)
   Net realized and unrealized gain (loss)
     on investments .................................   (0.92)          (8.43)            4.20            4.42
                                                       ------          ------          -------         -------
Total from investment operations ....................   (0.98)          (8.59)            4.03            4.33
                                                       ------          ------          -------         -------
NET ASSET VALUE, END OF PERIOD ......................  $11.29          $12.27           $20.86          $16.83
                                                       ======          ======           ======          ======
TOTAL INVESTMENT RETURN(3) ..........................   (7.99)%        (41.18)%          23.95%          34.64%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000s omitted) .........    $374            $487             $280            $136
   Ratios to average net assets:
     Expenses in excess of income ...................   (0.90)%(4)      (0.98)%          (1.41)%         (1.31)%(4)
     Expenses after waivers and/or
        reimbursements, including expenses
        of the Top 50 US Portfolio ..................    1.90%(4)        1.90%            2.07%           2.25%(4)
     Expenses before waivers and/or
        reimbursements, including expenses
        of the Top 50 US Portfolio ..................    3.84%(4)        3.74%            5.53%           7.15%(4)
-------------------------------------------------------------------------------------------------------------------------

1 Unaudited.
2 Commencement of operations.
3 Total return would have been lower had certain expenses not been reimbursed by the Advisor. Total return excludes the effect of sales charges.
4 Annualized.


See Notes to Financial Statements.

--------------------------------------------------------------------------------

Top 50 US Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES A. ORGANIZATION Deutsche Investors Funds, Inc. (the 'Company') (formerly Flag Investors Funds, Inc.) is registered under the Investment Company Act of 1940 (the '1940 Act'), as amended, as an open-end management investment company. The Company is organized as a corporation under the laws of the state of Maryland. The Top 50 US Fund is one of the funds the Company offers to investors.

The Fund offers three classes of shares to investors. The Class A Shares have a maximum front-end sales charge of 5.50%. The Class B Shares have a maximum contingent deferred sales charge of 5.00%. The Class C Shares have a maximum contingent deferred sales charge of 1.00%. All shares have equal rights with respect to voting except that shareholders vote separately on matters affecting their rights as holders of a particular series or class.

The investment objective of the Fund is to seek capital appreciation, and as a secondary objective, reasonable dividend income by investing in equity securities of approximately 50 companies in the US. The Fund seeks to achieve its investment objective by investing substantially all of its assets in the Top 50 US Portfolio (the 'Portfolio'), a series of Deutsche Investors Portfolios Trust, an open-end management investment company registered under the 1940 Act. Details concerning the Fund's investment objectives and policies and the risk factors associated with the Portfolio's investments are described in the Fund's Prospectus and Statement of Additional Information.

The Portfolio's financial statements accompany this report.

B. VALUATION OF SECURITIES
The Fund determines the value of its investment in the Portfolio by multiplying its proportionate ownership of the Portfolio by the total value of the Portfolio's net assets. On February 28, 2002, the Fund owned approximately 64% of the Top 50 US Portfolio.

The Portfolio's policies for determining the value of its net assets are discussed in the Portfolio's Financial Statements, which accompany this report.

C. INVESTMENT INCOME AND OTHER
The Fund receives a daily allocation of the Portfolio's net investment income and net realized and unrealized gains and losses in proportion to its investment in the Portfolio. Distribution or service fees specifically attributable to a class are allocated to that class. All other expenses, income, gains and losses are allocated among the classes based upon their relative net assets.

D. DISTRIBUTIONS
The Fund pays annual dividends from its net investment income and makes annual distributions of any net realized capital gains to the extent they exceed capital loss carryforwards. The Fund records dividends and distributions on its books on the ex-dividend date.

E. FEDERAL INCOME TAXES
It is the Fund's policy to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income taxes have been accrued.

F. DEFERRED ORGANIZATION COSTS
Organization costs incurred in connection with the organization and initial registration of the Company were paid initially by Deutsche Funds Management, Inc. ('DFM'), an indirect wholly owned subsidiary of Deutsche Bank AG and the Company's first investment manager, and are being reimbursed by the Fund. Such organization costs have been deferred and are being amortized ratably over a period of sixty months from the commencement of operations of the Fund.

G. ESTIMATES
In preparing its financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions. Actual results may be different.

--------------------------------------------------------------------------------

Top 50 US Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES
Investment Company Capital Corp. ('ICCC'), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Fund's Administrator. The Fund pays the Administrator an annual fee based on its average daily net assets which is calculated daily and paid monthly at an annual rate of 0.065% of 1% on the first $200 million and 0.0525% of 1% on the amount in excess excess of $200 million, subject to a minimum fee of $75,000 annually.

The Administrator has contractually agreed to waive its fees and/or reimburse expenses of the Fund through December 31, 2002, to the extent necessary, to limit all expenses to 1.15% of the average daily net assets of Class A Shares; and 1.90% of the average daily net assets of Class B and C Shares.

ICCC is the Fund's transfer agent. The Fund pays the transfer agent a per account fee which is calculated daily and paid monthly.

Certain officers and directors of the Fund are also officers or directors of ICCC or affiliated with Deutsche Bank AG. These persons are not paid by the Fund for serving in these capacities.

NOTE 3--OTHER FEES
ICC Distributors, Inc. is the Fund's Distributor. The Fund pays the Distributor an annual fee, pursuant to Rule 12b-1, based on its average daily net assets, which is calculated daily and paid monthly at the following annual rates: 0.25% of the Class A Shares' average daily net assets and 0.75% of the Class B and Class C Shares' average daily net assets. The Fund also pays the Distributor a shareholder servicing fee based on the average daily net assets of the Class B and Class C Shares which is calculated daily and paid monthly at the annual rate of 0.25%.

NOTE 4--CAPITAL SHARE TRANSACTIONS
There are 250,000,000 capital shares authorized. Transactions in capital shares were as follows:

                                              Top 50 US Fund
            ------------------------------------------------
                                              Class A Shares
            ------------------------------------------------
            For the Six Months Ended      For the Year Ended
                February 28, 2002(1)         August 31, 2001
            -------------------------  ---------------------
                 Shares      Amount     Shares      Amount
               --------   ----------   --------   ----------
Sold            344,524  $ 4,356,440   909,541  $15,421,436
Redeemed       (224,494)  (2,901,601) (181,519)  (3,028,936)
               --------   ----------  --------   ----------
Net increase    120,030  $ 1,454,839   728,022  $12,392,500
               ========  ===========  ========  ===========

                                              Class B Shares
            ------------------------------------------------
            For the Six Months Ended      For the Year Ended
                February 28, 2002(1)         August 31, 2001
            -------------------------  ---------------------
                 Shares      Amount     Shares      Amount
               --------   ----------   --------   ----------
Sold             13,115    $ 142,762   316,108  $ 4,994,081
Redeemed       (112,342)  (1,212,635) (183,738)  (2,404,410)
               --------   ----------  --------   ----------
Net increase
  (decrease)    (99,227) $(1,069,873)  132,370  $ 2,589,671
               ========  ===========  ========  ===========

                                              Class C Shares
            ------------------------------------------------
            For the Six Months Ended      For the Year Ended
                February 28, 2002(1)         August 31, 2001
            -------------------------  ---------------------
                 Shares      Amount     Shares      Amount
               --------   ----------   --------   ----------
Sold              2,886    $  35,383    65,708   $1,113,571
Redeemed         (9,406)    (109,938)  (39,472)    (611,769)
               --------   ----------  --------   ----------
Net increase
  (decrease)     (6,520)   $ (74,555)   26,236   $  501,802
               ========  ===========  ========  ===========

------------------------------------------------------------

1 Unaudited.

--------------------------------------------------------------------------------

Top 50 US Portfolio
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS February 28, 2002 (Unaudited)

     SHARES   SECURITY                                                   VALUE
--------------------------------------------------------------------------------
              COMMON STOCKS--97.16%
              CONSUMER DISCRETIONARY--21.29%
     19,900   AOL Time Warner, Inc.(1) ...........................  $  493,520
     28,000   Comcast Corp.(1) ...................................     948,360
     17,000   Costco Wholesale Corp.(1) ..........................     701,420
      9,000   Harley-Davidson, Inc. ..............................     461,340
     19,670   Home Depot, Inc. ...................................     983,500
      7,000   McGraw-Hill Companies, Inc. (The) ..................     460,600
     14,000   Pepsico, Inc. ......................................     707,000
     14,000   Viacom Inc.(1) .....................................     651,700
     14,240   Wal-Mart Stores, Inc. ..............................     883,022
                                                                   -----------
                                                                     6,290,462
                                                                   -----------
              CONSUMER STAPLES--1.48%
     14,000   Estee Lauder Companies, Inc. .......................     436,800
                                                                   -----------
              ENERGY--5.87%
      9,000   Baker Hughes, Inc ..................................     317,790
     22,400   Exxon Mobil Corp. ..................................     925,120
     14,000   Noble Drilling Corp.(1) ............................     493,220
                                                                   -----------
                                                                     1,736,130
                                                                   -----------
              FINANCIALS--17.64%
     12,400   American Express Co. ...............................     451,980
      8,900   American International Group, Inc. .................     658,333
     18,200   Bank of New York  Co., Inc. (The) ..................     685,048
     24,533   Citigroup, Inc. ....................................   1,110,118
      7,000   Federal National Mortgage
               Association .......................................     547,750
      4,050   JP Morgan Chase & Co. ..............................     118,463
      8,000   Lehman Brothers Holdings, Inc. .....................     452,000
      5,000   Marsh & McLennan Co., Inc. .........................     527,750
      3,000   Washington Mutual, Inc. ............................      97,590
     12,000   Wells Fargo & Co ...................................     562,800
                                                                   -----------
                                                                     5,211,832
                                                                   -----------
              HEALTH CARE--19.92%
      2,000   Abbott Laboratories ................................     113,100
     11,950   Amgen, Inc.(1) .....................................     692,861
     11,400   Bristol-Myers Squibb Co. ...........................     535,800
      5,000   Cardinal Health Inc. ...............................     330,450
      7,000   Eli Lilly & Co. ....................................     530,110
     15,340   Johnson & Johnson ..................................     934,206
     17,570   Medtronic, Inc. ....................................     782,568
     27,727   Pfizer, Inc. .......................................   1,135,698
     20,250   Pharmacia Corp. ....................................     831,262
                                                                   -----------
                                                                     5,886,055
                                                                   -----------

              INDUSTRIALS--8.58%
     10,000   Avery-Dennison Corp. ...............................  $  640,000
      8,000   General Dynamics Corp. .............................     727,040
     30,310   General Electric Co. ...............................   1,166,935
                                                                   -----------
                                                                     2,533,975
                                                                   -----------
              INFORMATION TECHNOLOGY--19.14%
      5,000   Altera Corp.(1) ....................................      95,350
     41,650   Cisco Systems, Inc.(1) .............................     594,346
     45,900   EMC Corp.(1) .......................................     500,310
      7,000   International Business
               Machines Corp. ....................................     686,840
     25,000   JDS Uniphase Corp.(1) ..............................     121,250
      5,000   Linear Technology Corp. ............................     184,150
      5,000   Lockheed Martin Corp. ..............................     282,050
     20,300   Microsoft Corp.(1) .................................   1,184,302
     15,400   QUALCOMM, Inc.(1) ..................................     512,050
     33,700   Sun Microsystems, Inc.(1) ..........................     286,787
     20,000   Texas Instruments, Inc. ............................     587,000
     17,500   Veritas Software Corp.(1) ..........................     621,075
                                                                   -----------
                                                                     5,655,510
                                                                   -----------
              UTILITIES--3.24%
     10,000   Duke Energy Corp. ..................................     353,000
     15,500   El Paso Corp. ......................................     605,740
                                                                   -----------
                                                                       958,740
                                                                   -----------
TOTAL COMMON STOCKS
   (Cost $29,809,953) ............................................ $28,709,504
                                                                   -----------
TOTAL INVESTMENTS
   (Cost $29,809,953) ................................. 97.16%     $28,709,504
OTHER ASSETS IN EXCESS
   OF LIABILITIES .....................................  2.84          839,704
                                                       ------      -----------
NET ASSETS ............................................100.00%     $29,549,208
                                                       ======      ===========

--------------------------------------------------------------------------------

1 Non-income producing security.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

Top 50 US Portfolio
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

                                                              FEBRUARY 28, 2002
--------------------------------------------------------------------------------
ASSETS
   Investments, at value(1) ....................................... $28,709,504
   Cash ...........................................................     953,058
   Receivable for shares of beneficial interest subscribed ........     241,000
   Dividend receivable ............................................      32,793
   Interest receivable ............................................         232
   Deferred organization costs ....................................       9,424
                                                                    -----------
Total assets ......................................................  29,946,011
                                                                    -----------
LIABILITIES
   Investment management fees payable .............................      18,858
   Payable for securities purchased ...............................     289,400
   Payable for shares of beneficial interest redeemed .............      30,758
   Organization costs payable .....................................      10,344
   Accounting fees payable ........................................       3,282
   Custody fees payable ...........................................       3,220
   Administrative agent fees payable ..............................      18,191
   Accrued expenses and other .....................................      22,750
                                                                    -----------
Total liabilities .................................................     396,803
                                                                    -----------
NET ASSETS ........................................................ $29,549,208
                                                                    ===========
COMPOSITION OF NET ASSETS
   Paid-in capital ................................................ $30,649,657
   Net unrealized depreciation on investments .....................  (1,100,449)
                                                                    -----------
NET ASSETS ........................................................ $29,549,208
                                                                    ===========

--------------------------------------------------------------------------------

1 Cost of investment: Top 50 US Portfolio $29,809,953.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

Top 50 US Portfolio
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS (Unaudited)

                                                                    FOR THE SIX
                                                                   MONTHS ENDED
                                                              FEBRUARY 28, 2002
--------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividend income ................................................ $   150,204
   Interest income ................................................       7,091
                                                                    -----------
Total investment income ...........................................     157,295
                                                                    -----------
EXPENSES
   Investment management fees .....................................     134,016
   Operations agent fees ..........................................      30,000
   Administrative agent fees ......................................      25,000
   Accounting fees ................................................      19,836
   Professional fees ..............................................      16,402
   Custody fees ...................................................       9,421
   Amortization of organization expense ...........................       5,951
   Directors fees .................................................         223
   Miscellaneous ..................................................       8,157
                                                                    -----------
Total expenses ....................................................     249,006
                                                                    -----------
EXPENSES IN EXCESS OF INCOME ......................................     (91,711)
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized loss on investment transactions ...................  (4,420,714)
   Net change in unrealized appreciation/depreciation
    on investments ................................................   1,973,673
                                                                    -----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS ...................  (2,447,041)
                                                                    -----------
NET DECREASE IN NET ASSETS FROM OPERATIONS ........................ $(2,538,752)
                                                                    ===========

See Notes to Financial Statements.

--------------------------------------------------------------------------------

Top 50 US Portfolio
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                FOR THE SIX            FOR THE
                                                               MONTHS ENDED         YEAR ENDED
                                                           FEB. 28, 2002(1)      AUG. 31, 2001
-----------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
   Expenses in excess of income ............................... $   (91,711)      $   (214,294)
   Net realized loss on investment transactions ...............  (4,420,714)        (4,022,803)
   Net change in unrealized appreciation/depreciation on
     investments ..............................................   1,973,673        (15,055,203)
                                                                -----------       ------------
Net decrease in net assets from operations ....................  (2,538,752)       (19,292,300)
                                                                -----------       ------------
CAPITAL TRANSACTIONS
   Proceeds from capital invested .............................   4,430,606         25,850,750
   Value of capital withdrawn .................................  (6,779,707)        (8,409,105)
                                                                -----------       ------------
Net increase (decrease) in net assets from
   capital transactions .......................................  (2,349,101)        17,441,645
                                                                -----------       ------------
TOTAL DECREASE IN NET ASSETS ..................................  (4,887,853)        (1,850,655)
 NET ASSETS
   Beginning of period ........................................  34,437,061         36,287,716
                                                                -----------       ------------
   End of period .............................................. $29,549,208       $ 34,437,061
                                                                ===========       ============

----------------------------------------------------------------------------------------------

1 Unaudited.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

Top 50 US Portfolio
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

 TOP 50 US PORTFOLIO                                                                                   FOR THE PERIOD
                                           FOR THE SIX                                                OCT. 2, 1997(2)
                                          MONTHS ENDED                                                        THROUGH
                                          FEBRUARY 28,              FOR THE YEARS ENDED AUGUST 31,         AUGUST 31,
                                               2002(1)       2001             2000            1999               1998
-------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted) ...................... $29,549          $34,437          $36,288         $24,187         $14,320
   Ratios to average net assets:
     Expenses in excess
        of income ........................   (0.58)%(4)       (0.59)%          (1.00)%         (1.00)%         (2.18)%(4)
     Expenses after interest
        expense(3) .......................    1.58%(4)         1.47%            1.67%           1.98%           3.24%(4)
     Expenses before interest
        expense ..........................    1.58%(4)         1.47%            1.67%           1.98%           3.24%(4)
   Portfolio turnover rate ...............      18%            31%              68%             58%             24%

-------------------------------------------------------------------------------------------------------------------------

1 Unaudited.

2 Commencement of operations.

3 For the period ended August 31, 1998 and the years ended 1999 and 2000, interest expense amounts rounded to less than 0.01%. For the year ended August 31, 2001 and the six months ended February 28, 2002, the
  Portfolio incurred no interest expense.

4 Annualized.

See Notes to Financial Statements.

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                                                       20

Top 50 US Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
Deutsche Investors Portfolios Trust (the 'Company') (formerly Flag Investors Portfolios Trust) is registered under the Investment Company Act of 1940 (the '1940 Act'), as amended, as an open-end management investment company. The Company is organized as a business trust under the laws of the state of New York.

Details concerning the Portfolio's investments objectives and policies and the risk factors associated with the Portfolio's investments are described in the Fund's Prospectus and Statement of Additional Information.

B. VALUATION OF SECURITIES
The Portfolio values its investments at market value.

When valuing listed equity securities, the Portfolio uses the last sale price prior to the calculation of the Portfolio's net asset value. When valuing equity securities that are not listed or that are listed but have not traded, the Portfolio uses the bid price in the over-the-counter market.

When valuing short-term securities that mature within sixty days, the Portfolio uses amortized cost.

When valuing securities for which market quotations are not readily available or for which the market quotations that are available are considered unreliable, the Portfolio determines a fair value in good faith under procedures established by and under the general supervision of the Board. The Portfolio may use these procedures to establish the fair value of securities when, for example, a significant event occurs between the time the market closes and the time the Portfolio values its investments. After consideration of various factors, the Portfolio may value the securities at their last reported price or at fair value. On February 28, 2002 there were no fair valued securities.

C. SECURITIES TRANSACTION AND INVESTMENT INCOME
Securities transactions are recorded on trade date. Realized gains and losses are determined by comparing the proceeds of a sale or the cost of a purchase with a specific offsetting transaction.

Dividend income is recorded on the ex-dividend date. Estimated expenses are also accrued daily.

The Portfolio makes a daily allocation of its net investment income and realized and unrealized gains and losses from securities and foreign currency transactions to its investors in proportion to their investment in the Portfolio.

D. FEDERAL INCOME TAXES
The Portfolio is considered a Partnership under the Internal Revenue Code. Therefore, no federal income tax provision is necessary.

E. CASH
Cash includes deposits held at the Portfolio's custodian in a variable rate account at the applicable interest rate.

F. DEFERRED ORGANIZATION COSTS
Organization costs incurred in connection with the organization and initial registration of the Portfolio were paid initially by Deutsche Funds Management, Inc. ('DFM'), an indirect wholly owned subsidiary of Deutsche Bank AG. Such organization costs have been deferred and are being amortized ratably over a period of sixty months from the commencement of operations of the Portfolio.

G. ESTIMATES
In preparing its financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions. Actual results may be different.

NOTE 2--FEES AND TRANSACTION
        WITH AFFILIATES
Investment Company Capital Corp. ('ICCC'), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Portfolio's Advisor. The Portfolio pays the Advisor an annual fee based on their average daily net assets which is calculated daily and paid monthly at the following annual rates: 0.85% for Top 50 US Portfolio.

Deutsche Asset Management, Inc. is the Sub-Advisor for Top 50 US Portfolio. The Sub-Advisor is an indirect, wholly owned subsidiary of Deutsche Bank AG. The Sub-Advisor is paid by the Advisor.

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                                        21

Top 50 US Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

ICCC is the Portfolio's Operations Agent and Administrator. The Portfolio pays the Operations Agent an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.035%, subject to a minimum annual fee of $60,000. The Portfolio pays the Administrator an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.025% of 1% on the first $200 million, 0.02% of 1% on the next $800 million and 0.01% of 1% on the amount in excess of $1 billion, subject to a minimum annual fee of $50,000.

Certain officers and directors of the Portfolio are also officers or directors of ICCC or affiliated with Deutsche Bank AG. These persons are not paid by the Portfolio for serving in these capacities.

NOTE 3--PURCHASES AND SALES OF
        INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments, other than US Government and short-term obligations, for the six months ended February 28, 2002, were as follows:

                           Purchases             Sales
                         -----------            ------
Top 50 US                 $5,425,036        $6,557,577

For federal income tax purposes, the tax basis of investments held, the aggregate gross unrealized appreciation and the aggregate gross unrealized depreciation for all investments for the Portfolio were as follows:

     Cost of           Unrealized            Unrealized
 Investments         Appreciation          Depreciation
---------------     -------------       ---------------
 $29,809,953           $3,106,685            $4,207,134

NOTE 4--LINE OF CREDIT
The Portfolio participated with other affiliated entities in an unsecured revolving credit facility with Investors Bank and Trust Company ('IBT') in the lesser of $15,000,000 or 33% of the assets of any single Portfolio, which expired December 31, 2001. A commitment fee was apportioned among the participants based on their relative net assets. Beginning January 1, 2002, the Portfolio no longer participates in any revolving credit facility.

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                                        22

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to:
                        DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                        PO BOX 219210
                        KANSAS CITY, MO 64121-9210
or call toll-free:      1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche Asset Management is the marketing name in the US for the asset management activities ofDeutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Bank Securities Inc., Deutsche Asset Management,Inc., Deutsche Investment Management Americas, Inc.,Deutsche Asset Management Investment Services Limited and Scudder Trust Company.

Top 50 US Fund
   Class A Shares                                           CUSIP #251555678
   Class B Shares                                           CUSIP #251555660
   Class C Shares                                           CUSIP #251555652

                                                            BDTOP50USSA (2/02)
                                                            Printed 4/02
Distributed by:
ICC Distributors, Inc.